RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT-OF-USE ASSETS
13	RIGHT-OF-USE ASSETS

The Group leases several assets including office property, residential property, ships and ship equipment which are disclosed as right-of-use assets.

	Office and residential property	Ships	Ships equipment	Total
	US$’000	US$’000	US$’000	US$’000

Cost:
Balance at 1 January 2022	2,896	95,887	476	99,259
Additions	898	48,829	39	49,766
Transfer to ships, property, plant and equipment (Note 12)	-	(23,436)	-	(23,436)
Derecognition of right-of-use asset	(405)	-	-	(405)
Effect of foreign currency exchange differences	(48)	-	-	(48)
Balance at 31 December 2022	3,341	121,280	515	125,136
Additions	3,272	62,600	83	65,955
Transfer to ships, property, plant and equipment (Note 12) (2)	-	(44,452)	-	(44,452)
Acquisition of subsidiaries (Note 37)	80	-	-	80
Adjustment (1)	(2,710)	-	(144)	(2,854)
Effect of foreign currency exchange differences	11	-	-	11
Balance at 31 December 2023	3,994	139,428	454	143,876

Accumulated depreciation:
Balance at 1 January 2022	2,097	63,633	218	65,948
Depreciation	889	35,547	129	36,565
Transfer to ships, property, plant and equipment (Note 12)	-	(4,809)	-	(4,809)
Derecognition of right-of-use asset	(405)	-	-	(405)
Effect of foreign currency exchange differences	(31)	-	-	(31)
Balance at 31 December 2022	2,550	94,371	347	97,268
Depreciation	1,695	30,229	114	32,038
Transfer to ships, property, plant and equipment (Note 12) (2)	-	(19,703)	-	(19,703)
Derecognition of right-of-use asset	-	393	-	393
Adjustment (1)	(2,708)	-	(100)	(2,808)
Effect of foreign currency exchange differences	8	-	-	8
Balance at 31 December 2023	1,545	105,290	361	107,196

Accumulated impairment:
Balance at 1 January 2022	-	844	-	844
Impairment loss	-	985	-	985
Balance at 31 December 2022	-	1,829	-	1,829
Derecognition of right-of-use asset	-	(393)	-	(393)
Balance at 31 December 2023	-	1,436	-	1,436

Carrying amount:
At 31 December 2023	2,449	32,702	93	35,244
At 31 December 2022	791	25,080	168	26,039

(1)
Refers to lease modification during the period.
(2)
Purchase option on vessel was exercised during the year.

Right-of-use assets are depreciated over the remaining period of the lease. The average lease term is between 1 and 4 years for property, between 2 and 5 years for ships, and between 2 and 5 years for ship equipment.

The Group has options to purchase certain ships at set prices at certain dates within the contracts. The exercise price is not included in the right-of-use assets for these ships because it is not reasonably certain that the options will be exercised.

For the year ended 31 December 2023, the Group recognised expense of US$27,359,000 (2022: US$60,869,000 and 2021: US$90,763,000) for short-term leases (i.e. a lease period of 12 months or less), US$104,000 (2022: US$82,000 and 2021: US$58,000) for leases of low value assets and US$285,000 (2022: US$8,197,000 and 2021: $11,532,000) for variable lease payments in connection with pool arrangements not included in the measurement of the lease liability.

Corresponding lease liabilities are disclosed in Note 23.

Accounting policy

The
right-of-use assets comprise the initial measurement of the corresponding lease liability (Note 23), lease payments made at or before the commencement day and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.

Right-of-use assets are depreciated over the shorter period of lease term and useful life of the right-of-use asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

The Group applies IAS 36 to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in the ‘Ships, property, plant and equipment’ policy (Note 12).